PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 21,376	$ 18,730
Less accumulated depreciation	12,626	9,996
Depreciated cost	8,750	8,734
Depreciation	4,538	4,999	$ 2,662
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	1,908
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	12,127	10,451
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost	6,693	6,242
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 2,556	$ 2,037